Covidien International Finance S.A. - Condensed Consolidating Statement of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Net sales	$ 2,560	[1]	$ 2,578	[2]	$ 2,530	[3]	$ 2,567	[4]	$ 2,499	[5]	$ 2,506	[6]	$ 2,438	[7]	$ 2,408	[8]	$ 10,235	$ 9,851	$ 9,607
Cost of goods sold																	4,150	3,944	3,886
Gross profit	1,487	[1]	1,533	[2]	1,528	[3]	1,537	[4]	1,446	[5]	1,511	[6]	1,468	[7]	1,482	[8]	6,085	5,907	5,721
Selling, general and administrative expenses																	3,340	3,261	3,153
Research and development expenses																	508	479	412
Restructuring charges, net	34		9		54		8		36		21		15		10		105	82	114
Operating income																	2,132	2,085	2,042
Interest expense																	(208)	(206)	(203)
Interest income																	16	15	19
Other income, net																	89	25	22
Equity in net income of subsidiaries																	0	0	0
Intercompany interest and fees																	0	0	0
Income from continuing operations before income taxes																	2,029	1,919	1,880
Income tax expense																	429	282	299
Income from continuing operations	364	[1]	400	[2]	380	[3]	456	[4]	400	[5]	395	[6]	414	[7]	428	[8]	1,600	1,637	1,581
Income from discontinued operations, net of income taxes	8	[1]	(4)	[2]	59	[3]	37	[4]	61	[5]	58	[6]	83	[7]	66	[8]	100	268	287
Net income	372	[1]	396	[2]	439	[3]	493	[4]	461	[5]	453	[6]	497	[7]	494	[8]	1,700	1,905	1,868
Other comprehensive (loss) income from continuing operations, net of income taxes																	(20)	(90)	35
Other comprehensive (loss) income from discontinued operations, net of income taxes																	(8)	(23)	13
Comprehensive income																	1,672	1,792	1,916
Covidien plc
Net sales																	0	0	0
Cost of goods sold																	0	0	0
Gross profit																	0	0	0
Selling, general and administrative expenses																	144	90	4
Research and development expenses																	0	0	0
Restructuring charges, net																	0	0	0
Operating income																	(144)	(90)	(4)
Interest expense																	0	0	0
Interest income																	0	0	0
Other income, net																	0	0	0
Equity in net income of subsidiaries																	1,929	2,040	1,913
Intercompany interest and fees																	(93)	(41)	(43)
Income from continuing operations before income taxes																	1,692	1,909	1,866
Income tax expense																	(8)	(7)	(13)
Income from continuing operations																	1,700	1,916	1,879
Income from discontinued operations, net of income taxes																	0	(11)	(11)
Net income																	1,700	1,905	1,868
Other comprehensive (loss) income from continuing operations, net of income taxes																	(20)	(90)	35
Other comprehensive (loss) income from discontinued operations, net of income taxes																	(8)	(23)	13
Comprehensive income																	1,672	1,792	1,916
Covidien Ltd.
Net sales																	0	0	0
Cost of goods sold																	0	0	0
Gross profit																	0	0	0
Selling, general and administrative expenses																	0	0	0
Research and development expenses																	0	0	0
Restructuring charges, net																	0	0	0
Operating income																	0	0	0
Interest expense																	0	0	0
Interest income																	0	0	0
Other income, net																	0	0	0
Equity in net income of subsidiaries																	1,933	2,047	1,918
Intercompany interest and fees																	(4)	(7)	(5)
Income from continuing operations before income taxes																	1,929	2,040	1,913
Income tax expense																	0	0	0
Income from continuing operations																	1,929	2,040	1,913
Income from discontinued operations, net of income taxes																	0	0	0
Net income																	1,929	2,040	1,913
Other comprehensive (loss) income from continuing operations, net of income taxes																	(20)	(90)	35
Other comprehensive (loss) income from discontinued operations, net of income taxes																	(8)	(23)	13
Comprehensive income																	1,901	1,927	1,961
CIFSA
Net sales																	0	0	0
Cost of goods sold																	0	0	0
Gross profit																	0	0	0
Selling, general and administrative expenses																	3	2	2
Research and development expenses																	0	0	0
Restructuring charges, net																	0	0	0
Operating income																	(3)	(2)	(2)
Interest expense																	(211)	(208)	(204)
Interest income																	0	0	0
Other income, net																	0	(9)	0
Equity in net income of subsidiaries																	1,600	1,625	1,478
Intercompany interest and fees																	547	641	646
Income from continuing operations before income taxes																	1,933	2,047	1,918
Income tax expense																	0	0	0
Income from continuing operations																	1,933	2,047	1,918
Income from discontinued operations, net of income taxes																	0	0	0
Net income																	1,933	2,047	1,918
Other comprehensive (loss) income from continuing operations, net of income taxes																	(20)	(90)	35
Other comprehensive (loss) income from discontinued operations, net of income taxes																	(8)	(23)	13
Comprehensive income																	1,905	1,934	1,966
Other Subsidiaries
Net sales																	10,235	9,851	9,607
Cost of goods sold																	4,150	3,944	3,886
Gross profit																	6,085	5,907	5,721
Selling, general and administrative expenses																	3,193	3,169	3,147
Research and development expenses																	508	479	412
Restructuring charges, net																	105	82	114
Operating income																	2,279	2,177	2,048
Interest expense																	3	2	1
Interest income																	16	15	19
Other income, net																	89	34	22
Equity in net income of subsidiaries																	0	0	0
Intercompany interest and fees																	(450)	(593)	(598)
Income from continuing operations before income taxes																	1,937	1,635	1,492
Income tax expense																	437	289	312
Income from continuing operations																	1,500	1,346	1,180
Income from discontinued operations, net of income taxes																	100	279	298
Net income																	1,600	1,625	1,478
Other comprehensive (loss) income from continuing operations, net of income taxes																	(25)	(95)	30
Other comprehensive (loss) income from discontinued operations, net of income taxes																	(8)	(23)	13
Comprehensive income																	1,567	1,507	1,521
Consolidating Adjustments
Net sales																	0	0	0
Cost of goods sold																	0	0	0
Gross profit																	0	0	0
Selling, general and administrative expenses																	0	0	0
Research and development expenses																	0	0	0
Restructuring charges, net																	0	0	0
Operating income																	0	0	0
Interest expense																	0	0	0
Interest income																	0	0	0
Other income, net																	0	0	0
Equity in net income of subsidiaries																	(5,462)	(5,712)	(5,309)
Intercompany interest and fees																	0	0	0
Income from continuing operations before income taxes																	(5,462)	(5,712)	(5,309)
Income tax expense																	0	0	0
Income from continuing operations																	(5,462)	(5,712)	(5,309)
Income from discontinued operations, net of income taxes																	0	0	0
Net income																	(5,462)	(5,712)	(5,309)
Other comprehensive (loss) income from continuing operations, net of income taxes																	65	275	(100)
Other comprehensive (loss) income from discontinued operations, net of income taxes																	24	69	(39)
Comprehensive income																	$ (5,373)	$ (5,368)	$ (5,448)

[1]	Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $34 million of restructuring charges, $21 million of charges resulting from entering into license and distribution agreements, a $20 million loss on the retirement of debt incurred in connection with the early termination of a capital lease, a $12 million net gain on investments and $1 million of acquisition-related costs resulting from an adjustment to contingent consideration associated with acquisitions.
[2]	Net sales exclude $556 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $9 million of restructuring charges, $2 million of acquisition-related costs resulting from an adjustment to contingent consideration and a $10 million gain associated with the Company’s acquisition of CVI.
[3]	Net sales exclude $573 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $54 million of restructuring charges, $6 million of income resulting from an adjustment to contingent consideration and an $8 million gain associated with the Company’s acquisition of CVI.
[4]	Net sales exclude $489 million of net sales related to discontinued operations. Income from continuing operations includes $8 million of restructuring charges.
[5]	Net sales exclude $502 million of net sales related to discontinued operations. Gross profit includes $15 million of inventory impairment charges resulting from a product discontinuance and a $12 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $36 million of restructuring charges, a $3 million capital equipment impairment resulting from a product discontinuance, $2 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $2 million of transaction costs related to acquisitions.
[6]	Net sales exclude $501 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense and a $3 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $21 million of restructuring charges, $16 million of transaction costs related to acquisitions, a $9 million loss on the early retirement of debt and a $6 million gain associated with the Company’s acquisition of superDimension.
[7]	Net sales exclude $508 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense and a $2 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of a business. In addition, income from continuing operations includes $15 million of restructuring charges and $14 million of transaction costs related to acquisitions and licensing agreements.
[8]	Net sales exclude $490 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $47 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $10 million of restructuring charges.